Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2024
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents

The following table sets forth a breakdown of cash and cash equivalents by currency denomination and jurisdiction As of December 31, 2023 and 2024:

	RMB thousands			RMB thousands equivalent (US$)			RMB thousands equivalent			Total in
							(HKD/SGD/IDR)			RMB
	Overseas	China		Overseas	China		Overseas	China		thousands
		Non-VIE	VIE		Non-VIE	VIE		Non-VIE	VIE
December 31, 2023	32,470	1,043	23,490	17,486	—	—	159			74,648
December 31, 2024	49,383	261	2,094	15,773	—	—	193	—	—	67,704